Leases	12 Months Ended
Dec. 31, 2021
Leases
Leases
40	Leases

The Group as a lessee

(a)	Right-of-use assets

The carrying amounts of the Group’s right-of-use assets and the movements during the year are as follows:

	Right-of-use assets
		Electric	Trans-
		utility plant	portation	Land use
	Buildings	in service	facilities	rights*	Others	Total

As at 1 January 2021	290,895	4,490,469	180,717	12,846,552	483,441	18,292,074
Additions	57,722	1,853,135	110,215	864,204	531,130	3,416,406
Depreciation charge	(91,663)	(294,183)	(10,014)	(509,762)	(28,258)	(933,880)
Disposals/write-off	—	(340)	—	(113,993)	(21,279)	(135,612)
Early termination	(27,158)	(892,896)	—	(53,943)	—	(973,997)
Currency translation differences	(915)	(2,392)	(17,401)	(40,356)	—	(61,064)

As at 31 December 2021	228,881	5,153,793	263,517	12,992,702	965,034	19,603,927

	Right-of-use assets
		Electric utility	Trans-
		plant in	portation	Land use
	Buildings	service	facilities	rights*	Others	Total

As at 1 January 2020	143,314	3,800,493	206,421	12,553,477	464,367	17,168,072
Additions	255,030	1,453,919	—	621,787	69,903	2,400,639
Business Combination	—	—	—	122,872	—	122,872
Depreciation charge	(97,483)	(228,539)	(7,021)	(431,476)	(48,705)	(813,224)
Disposals/write-off	—	(7,589)	—	(4,241)	—	(11,830)
Early termination	(8,570)	(497,815)	—	—	(216)	(506,601)
Reclassification	—	(26,698)	—	28,606	(1,908)	—
Currency translation differences	(1,396)	(3,302)	(18,683)	(44,473)	—	(67,854)

As at 31 December 2020	290,895	4,490,469	180,717	12,846,552	483,441	18,292,074

* Land use rights without ownership certificates

As at 31 December 2021, the Group was in the process of applying for the ownership certificates for certain land use rights with an aggregate net book value of RMB71.63 million (2020: RMB161 million). Management is of the opinion that the Group is entitled to the lawful and valid occupation and use of the abovementioned land. There have been no litigations, claims or assessments against the Group for compenlise with respect to the use of these land use rights as at the date of approval of these financial statements.

As at 31 December 2021, certain land use right with net book value of RMB17 million (31 December 2020: nil) was in a state of seizure due to pre-litigation preservation.

40Leases (continued)

The Group as a lessee (continued)

(b)	Lease liabilities

The carrying amount of lease liabilities and the movements during the year are as follows:

	As at 31
	December
	2021	2020

Carrying amount at 1 January	5,482,346	4,712,670
New leases	3,193,836	2,201,755
Business Combination	—	91,595
Accretion of interest recognized during the year	374,244	275,810
Currency translation differences	(58,294)	(66,099)
Payments	(1,860,532)	(1,385,143)
Early termination	(192,233)	(348,242)

Carrying amount at 31 December	6,939,367	5,482,346
Analyzed into:
Current portion	800,521	1,676,711
Non-current portion	6,138,846	3,805,635

The maturity profile of the Group’s lease liabilities as at the end of the reporting period, based on the contractual undiscounted payments, is as follows:

	As at 31 December
	2021	2020

Within 1 year	1,026,900	1,908,275
After 1 year but within 2 years	1,624,435	649,809
After 2 years but within 3 years	602,623	422,076
After 3 years	5,656,876	4,051,229
Subtotal	8,910,834	7,031,389
Unrecognized finance fees	1,971,467	1,549,043

Total	6,939,367	5,482,346

40Leases (continued)

The Group as a lessee (continued)

(b)	Lease liabilities (continued)

The amounts recognized in profit or loss in relation to leases are as follows:

	As at 31
	December
	2021	2020

Interest on lease liabilities	169,696	202,264
Depreciation charge of right-of-use assets	749,383	785,518
Expense relating to short-term leases	111,886	103,817
Expense relating to leases of low-value assets	3,023	2,214

Total amount recognized in profit	1,033,988	1,093,813

(c)	Extension and termination options

The Group has several lease contracts that include extension and termination options. These options are negotiated by management to provide flexibility in managing the leased-asset portfolio and they are aligned with the Group’s business needs. As at 31 December 2021, there were neither extension options that the Group does not expect to exercise nor significant termination options that the Group expects to exercise.

(d)	Variable lease payments

The Group does not have variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees.

(e)	The total cash outflow for leases is disclosed in note 34 to these financial statements.

The Group as a lessor

(a)	Finance lease

The Group’s finance lease is mainly related to Ruyi Pakistan Energy, SinoSing Power and Shandong Maintenance Company.

Ruyi Pakistan Energy entered into a power purchase agreement with CPPA-G to sell all of the electricity produced with a regulated tariff mechanism approved by the Pakistan National Electric Power Regulatory Authority. In accordance with the power purchase agreement and tariff mechanism, almost all the risks and rewards in relation to the power assets were in substance transferred to CPPA-G and therefore the assets were accounted for as a finance lease to CPPA-G.

SinoSing Power’s subsidiary, Tuas Group, entered into two build-to-suit agreements with third parties, which involve sale and leaseback arrangements and the provision of operation maintenance services.

40	Leases (continued)

The Group as a lessor (continued)

(a)	Finance lease (continued)

Shandong Maintenance Company entered into the Energy Management Contract with Huangtai #8 Power Plant to provide energy saving equipment construction services. Pursuant to the agreement, all the risk and rewards in relation to the energy saving equipment were in substance transferred to Huangtai#8 Power Plant as the benefit could be reliably estimated during the contract period.

Total finance lease income recognized by the Group for the year ended 31 December 2021 was RMB1,325 million (2020: RMB1,544 million).

As at 31 December 2021, the maturity analysis of the Group’s finance lease receivables is as follows:

	As at 31 December
	2021	2020

Within 1 year	1,872,397	1,924,763
After 1 year but within 2 years	1,883,028	1,925,641
After 2 years but within 3 years	1,893,937	1,928,125
After 3 years but within 4 years	1,900,892	1,939,174
After 4 years but within 5 years	1,922,609	1,969,470
After 5 years	15,585,762	17,921,037

Total undiscounted finance lease payments	25,058,625	27,608,210
Unearned finance income	(15,840,838)	(17,694,886)
Allowance for ECL	(2,643)	(2,925)

Total finance lease receivables as at 31 December (note 15 and 17)	9,215,144	9,910,399

(b)	Operating lease

The Group leases certain property, plant and equipment under operating lease arrangements. Rental income recognized by the Group for the year ended 31 December 2021 was RMB148 million (2020: RMB86 million).

40	Leases (continued)

The Group as a lessor (continued)

(b)	Operating lease (Continued)

As at 31 December 2020 and 2021, the undiscounted lease payments receivable by the Group in future periods under non-cancellable operating leases with its tenants are as follows:

	As at 31 December
	2021	2020

Within 1 year	108,066	11,652
After 1 year but within 2 years	2,378	3,701
After 2 years but within 3 years	781	2,161
After 3 years but within 4 years	546	1,021
After 4 years but within 5 years	193	525
After 5 years	398	3,020

Total	112,362	22,080